Additional disclosures - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed Statement of Income Captions [Line Items]
Profit (loss)	€ 4,082	€ 4,521
OTHER RECOGNIZED INCOME AND EXPENSE	859	(2,000)
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,567	(2,538)
Cash flow hedges (Effective portion)	127	(138)
Revaluation gains (losses)	260	(644)
Amounts transferred to income statement	(133)	506
Hedges of net investments in foreign operations (Effective portion)	(762)	293
Revaluation gain (losses)	(762)	293
Income tax relating to components of other comprehensive income that may be reclassified to profit or loss	(636)	378
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(708)	538
Actuarial gains and losses on defined benefit pension plans	(833)	981
Income tax relating to items that will not be reclassified to profit or loss	266	(274)
Total recognized income and expenses	4,941	2,521
Banco Santander S.A. | Reportable Legal Entities [Member]
Condensed Statement of Income Captions [Line Items]
Profit (loss)	543	1,295
OTHER RECOGNIZED INCOME AND EXPENSE	15	17
Other comprehensive income that will be reclassified to profit or loss, net of tax	179	60
Financial assets available-for-sale	464	59
Revaluation gains (losses)	622	188
Amounts transferred to income statement	(158)	(129)
Cash flow hedges (Effective portion)	(207)	27
Revaluation gains (losses)	(204)	34
Amounts transferred to income statement	(3)	(7)
Income tax relating to components of other comprehensive income that may be reclassified to profit or loss	(78)	(26)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(164)	(43)
Actuarial gains and losses on defined benefit pension plans	(98)	81
Other valuation adjustments	(53)	(98)
Income tax relating to items that will not be reclassified to profit or loss	(13)	(27)
Total recognized income and expenses	€ 558	€ 1,312